Stock Options (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Stock-Based Compensation [Abstract]
Non-Qualified Stock Options
The Company issued the following non-qualified options to purchase shares of common stock to its newly appointed executives who are still employed by the Company.  The awards were granted outside of the Company's 2014 Equity Incentive Plan and vest over four years with 25% vesting one year following the date of hire, and the remaining 75% vesting in 36 equal monthly installments thereafter, subject to continued service to the Company through each vesting date and subject to acceleration or forfeiture upon the occurrence of certain events as set forth in the applicable option agreement and employment agreement. The grant awards were made pursuant to the NASDAQ inducement grant exception as a material component of employment compensation.

Issue Date	25% Vesting Date	Executive	Number of Options
November 16, 2015	October 30, 2016	SVP, General Counsel and Secretary	80,000
March 1, 2017	February 28, 2018	SVP, Regulatory Affairs	80,000
November 1, 2017	October 31, 2018	Chief Financial Officer	200,000

The Company issued the following non-qualified options to purchase shares of common stock to its newly appointed executives.  The awards were granted outside of the Company's 2014 Equity Incentive Plan and vests over four years with 25% vesting one year following the date of hire, and the remaining 75% vesting in 36 equal monthly installments thereafter, subject to continued service to the Company through each vesting date and subject to acceleration or forfeiture upon the occurrence of certain events as set forth in the applicable option agreement and employment agreement. The grant awards were made pursuant to the NASDAQ inducement grant exception as a material component of employment compensation.

Issue Date	25% Vesting Date	Executive	Number of Options
November 16, 2015	October 30, 2016	SVP, General Counsel and Secretary	80,000
November 1, 2016	October 17, 2017	Chief Operating Officer	150,000
March 1, 2017	February 28, 2018	SVP, Regulatory Affairs	80,000
November 1, 2017	October 31, 2018	Chief Financial Officer	200,000

Stock-Based Compensation Expense
The Company’s stock-based compensation expense related to stock options and RSUs was recognized in operating expense as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(unaudited)		(unaudited)
Stock-Based Compensation
Research and development	$612,218	$702,284	$2,041,070	$2,090,076
General and administrative	1,029,980	868,630	3,245,533	2,547,066
Retention Compensation	264,970	–	264,970	–
Total	$1,907,168	$1,570,914	$5,551,573	$4,637,142

The Company's stock-based compensation expense was recognized in operating expense as follows:

	Year Ended December 31,
	2017	2016	2015
Stock-Based Compensation
Research and development	$2,687,975	$2,177,643	$1,129,556
General and administrative	3,494,866	3,127,427	1,769,748
Total	$6,182,841	$5,305,070	$2,899,304

Assumptions Used to Value Stock Options and Warrants Granted
The fair value of options granted during the nine months ended September 30, 2018 and the three and nine months ended September 30, 2017 was estimated using the Black-Scholes option valuation model utilizing the following assumptions. There were no options granted during the three months ended September 30, 2018.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	Weighted Average	Weighted Average	Weighted Average	Weighted Average
	(unaudited)		(unaudited)
Volatility	0.00%	86.98%	89.06%	88.82%
Risk-Free Interest Rate	0.00%	1.83%	2.31%	1.89%
Expected Term in Years	–	6.03	4.24	5.99
Dividend Rate	0.00%	0.00%	0.00%	0.00%
Fair Value of Option on Grant Date	$–	$7.22	$5.54	$6.76

The fair value of options and warrants granted during the years ended December 31, 2017, 2016 and 2015 was estimated using the Black-Scholes option valuation model utilizing the following assumptions:

	Year Ended December 31,
	2017	2016	2015
	Weighted Average	Weighted Average	Weighted Average
Volatility	88.87%	77.20%	79.80%
Risk-Free Interest Rate	1.88%	1.39%	1.74%
Expected Term in Years	6.00	6.02	6.05
Dividend Rate	0.00%	0.00%	0.00%
Fair Value of Option on Grant Date	$6.93	$5.39	$5.42

Stock Option Activity
The following table summarizes the number of options outstanding and the weighted average exercise price:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Options outstanding at December 31, 2017	6,462,795	$6.50
Granted	2,322,906	7.52
Exercised	(198,300)	3.64
Forfeited	(1,438,027)	10.13
Options outstanding at September 30, 2018	7,149,374	$6.18	6.13	$42,723
Vested and expected to vest at September 30, 2018	7,149,374	$6.18	6.13	$42,723
Exercisable at September 30, 2018	4,120,549	$5.54	5.73	$42,723

The following table summarizes the number of options outstanding and the weighted average exercise price:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Options outstanding at January 1, 2015	2,445,711	3.13
Granted	1,902,609	7.87
Exercised	(4,753)	0.23
Forfeited	(30,640)	7.98
Expirations	(10,660)	8.28
Options outstanding at December 31, 2015	4,302,267	$5.19	8.14	$31,659,550
Vested and expected to vest at December 31, 2015	4,213,091	$5.14	8.12	$31,202,132
Exercisable at December 31, 2015	1,857,077	$2.83	7.05	$17,952,965

Options outstanding at December 31, 2015	4,302,267	$5.19
Granted	1,211,400	8.09
Exercised	(63,639)	4.62
Forfeited	(133,517)	5.79
Options outstanding at December 31, 2016	5,316,511	$5.84	7.60	$35,599,646
Vested and expected to vest at December 31, 2016	5,235,931	$5.80	7.58	$35,246,927
Exercisable at December 31, 2016	3,027,112	$4.41	6.76	$24,559,384

Options outstanding at December 31, 2016	5,316,511	$5.84
Granted	1,365,400	9.39
Exercised	(35,366)	3.34
Forfeited	(183,750)	9.46
Options outstanding at December 31, 2017	6,462,795	$6.50	7.13	$20,467,335
Vested and expected to vest at December 31, 2017	6,462,795	$6.50	7.13	$20,467,335
Exercisable at December 31, 2017	4,066,066	$5.14	6.21	$18,100,589